Earnings per share (Details) - Schedule of income and share data used in calculation of basic earnings per share - MXN ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Net income (in thousands of pesos)
Attributable to shareholders	$ 338,361	$ 472,142	$ 299,267
Shares (in thousands of shares)
Basic	34,083	30,200	30,200
Diluted	34,383	30,200	30,200
Basic earnings per share (pesos per share)	$ 9.93	$ 15.63	$ 9.91
Diluted earnings per share (pesos per share)	$ 9.84	$ 15.63	$ 9.91